Trade and other receivables - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Allowance for bad and doubtful debts as a percentage of gross trade accounts receivables	1.40%	1.10%	1.20%